Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operations:
Net (loss)	$ (319.4)	$ (45.6)	$ (16.7)
Adjustments to reconcile net (loss) income to net cash provided from operations:
Net realized and unrealized investment (losses) gains	(53.8)	(137.3)	20.9
Amortization of premium on fixed maturity investments	5.2	(5.9)	5.8
Amortization of intangible assets	15.8	15.8	15.8
Depreciation and other amortization	6.8	8.2	9.5
Share-based compensation	3.5	9.1	2.0
Revaluation of contingent consideration	0.9	6.3	(9.6)
Net gain on sale of consolidated subsidiaries	(0.9)	0.0	0.0
Impairment of intangible assets	0.0	0.0	8.0
Other operating items:
Net change in loss and loss adjustment expense reserves	258.0	357.8	203.7
Net change in reinsurance recoverable on paid and unpaid losses	63.3	(90.9)	(95.7)
Net change in funds held by ceding companies	60.8	(111.1)	(48.0)
Net change in unearned insurance and reinsurance premiums	(160.2)	89.1	195.5
Net change in ceded reinsurance payable	(121.7)	48.4	93.4
Net change in ceded unearned insurance and reinsurance premiums	79.5	(13.3)	(76.3)
Net change in insurance and reinsurance premiums receivable	181.6	(127.0)	(144.1)
Net change in deferred acquisition costs	19.5	(10.7)	(28.4)
Net change in funds held under reinsurance treaties	(33.2)	60.6	42.7
Net change in current and deferred income taxes, net	31.1	(5.5)	18.7
Net change in other assets and liabilities, net	34.2	61.8	(89.2)
Net cash provided from operations	71.0	109.8	108.0
Cash flows from investing activities:
Net change in short-term investments	(194.1)	(362.3)	(90.1)
Sales of fixed maturities and convertible fixed maturity investments	687.9	573.3	1,373.1
Maturities, calls, and paydowns of fixed maturity and convertible fixed maturity investments	337.9	407.7	102.7
Sales of common equity securities	1,172.7	369.3	353.1
Distributions and redemptions of other long-term investments	61.5	74.6	72.4
Return of principal of loan participation	1.4	0.0	0.0
Sales of consolidated subsidiaries and unconsolidated affiliates, net of cash sold	11.2	0.0	0.0
Contributions to other long-term investments	(39.5)	(53.4)	(160.1)
Purchases of common equity securities	(788.3)	(336.9)	(505.7)
Purchases of fixed maturities and convertible fixed maturity investments	(1,207.4)	(726.7)	(1,321.3)
Purchases of loan participations	(13.4)	(20.0)	0.0
Purchases of consolidated subsidiaries, net of cash acquired	0.0	0.0	(7.9)
Net change in unsettled investment purchases and sales	3.7	(2.6)	(1.2)
Other, net	(3.7)	(0.7)	(4.9)
Net cash provided from (used for) investing activities	29.9	(77.7)	(189.9)
Cash flows from financing activities:
Payment of contingent consideration	(28.4)	(6.9)	(4.4)
Cash dividends paid to non-controlling interests	(2.2)	(1.0)	0.0
Change in collateral held on Interest Rate Cap	0.0	(0.1)	0.0
Proceeds from issuance of common shares, net of expenses	0.0	0.0	61.2
Proceeds from issuance of Series B preference shares	0.0	0.0	195.8
Redemption of common shares from CM Bermuda	0.0	0.0	(164.0)
Return of capital to CM Bermuda	0.0	0.0	(1.6)
Redemption of Series A redeemable preference shares	0.0	0.0	(95.0)
Capital contribution from former parent	0.0	0.0	1.4
Net cash (used for) financing activities	(30.6)	(8.0)	(6.6)
Effect of exchange rate changes on cash	21.2	(5.7)	(9.9)
Net increase (decrease) in cash during year	91.5	18.4	(98.4)
Cash and restricted cash balance at beginning of year	150.6	132.2	230.6
Cash and restricted cash balance at end of year	242.1	150.6	132.2
Supplemental disclosures of cash flow information:
Income taxes (refunded) paid	(0.8)	9.3	19.1
Interest paid	$ 31.0	$ 29.9	$ 30.0